Issuance of Capital Securities (Tables)	12 Months Ended
Dec. 31, 2012
Terms of Interest Rate Swap Agreement

payments. The terms of the interest rate swap agreement are as follows:

Notional amount:	$10.0 million
Trade date:	May 1, 2008
Effective date:	June 17, 2008
Termination date:	June 17, 2013
Fixed rate payer:	New Hampshire Thrift Bancshares, Inc.
Payment dates:	Quarterly
Fixed rate:	6.65%
Floating rate payer:	PNC Bank
Payment dates:	Quarterly
Index:	Three month LIBOR